Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Enviri Corporation
Document Period End Date	Nov. 05, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43207
Entity Tax Identification Number	41-2897233
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
Local Phone Number	857-8715
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.00001 per share
Trading Symbol	NVRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0002104052
Amendment Flag	false
Entity Address, Address Line One	Two Logan Square 100-120 North 18th Street, 17th Floor
City Area Code	(267)